Goodwill and Core Deposits- Intangible assets (Details) - Core deposit intangibles - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Gross Intangible Assets	$ 1,041	$ 1,041
Accumulated Amortization	631	481
Net Intangible Assets	$ 410	$ 560